Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 476	$ 857
Accounts receivable, net of allowance of $32 and $49	1,969	1,237
Inventory	2,601	2,603
Prepaid expenses and other current assets	153	121
Total current assets	5,199	4,818
Fixed assets, net of accumulated depreciation of $892 and $1,399	31	25
Other assets	21	31
Total assets	5,251	4,874
Current liabilities:
Accounts payable	1,844	1,375
Accrued expenses	695	814
Line of credit	248	0
Taxes payable	11	23
Other current liabilities	9	38
Total current liabilities	2,807	2,250
Long term liabilities - other	12	2
Shareholders' equity:
Common stock, no par value: Authorized - 100,000,000; issued and outstanding shares - 40,972,394 shares, respectively	53,650	53,650
Additional paid-in capital	8,274	8,234
Accumulated other comprehensive income	343	295
Accumulated deficit	(59,835)	(59,557)
Total shareholders' equity	2,432	2,622
Total liabilities and shareholders' equity	$ 5,251	$ 4,874